Shareholder Report	12 Months Ended	29 Months Ended	81 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund IV
Entity Central Index Key	0000720318
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
VIP Utilities Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially within electric utilities. Picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were picks in environmental & facilities services. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in PG&E (-19%). A second notable relative detractor was untimely positioning in NRG Energy; out holdings gained 23% whereas the stock advanced 79% in the index. NRG was among the fund's largest holdings at period end. Our stake in AES (+1%) also detracted. This period we decreased our stake in AES.
•In contrast, the primary contributor to performance versus the sector index was security selection in heavy electrical equipment. Stock picks in coal & consumable fuels also boosted the fund's relative performance. Also helping our relative result were stock selection and an underweight in multi-utilities.
•The top individual relative contributor was our non-index stake in GE Vernova (+90%). We trimmed the position this period. An out-of-index stake in Cameco gained 85% and was the fund's second-largest relative contributor. This was an investment we established this period. Another notable relative contributor was our non-index stake in First Solar (+32%). This period we increased our position in First Solar.
•Notable changes in positioning include a lower allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $11,403 $13,437 $14,601 $17,979 $17,943 $21,048 $22,181 $21,933 $28,270 $32,237 MSCI U.S. IMI Utilities 25-50 Index $10,000 $11,762 $13,242 $13,843 $17,308 $17,181 $20,183 $20,433 $18,928 $23,319 $27,162 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 14.03% 12.43% 12.42% MSCI U.S. IMI Utilities 25-50 Index 16.48% 9.59% 10.51% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 335,273,543	$ 335,273,543	$ 335,273,543
Holdings Count | shares	36	36	36
Advisory Fees Paid, Amount	$ 2,090,088
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$335,273,543
Number of Holdings	36
Total Advisory Fee	$2,090,088
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.6 Multi-Utilities 16.7 Independent Power and Renewable Electricity Producers 7.0 Electrical Equipment 3.1 Construction & Engineering 2.4 Semiconductors & Semiconductor Equipment 1.5 Gas Utilities 1.0 Machinery 0.5 Oil, Gas & Consumable Fuels 0.5 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 98.7 Canada 0.8 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.7 Canada - 0.8 Germany - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 13.0 Constellation Energy Corp 9.6 Duke Energy Corp 7.0 Sempra 6.8 Vistra Corp 5.0 NRG Energy Inc 4.9 Exelon Corp 4.8 Entergy Corp 4.7 Xcel Energy Inc 4.2 Ameren Corp 3.7 63.7
VIP Utilities Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially within electric utilities. Picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were picks in environmental & facilities services. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in PG&E (-19%). A second notable relative detractor was untimely positioning in NRG Energy; out holdings gained 23% whereas the stock advanced 79% in the index. NRG was among the fund's largest holdings at period end. Our stake in AES (+1%) also detracted. This period we decreased our stake in AES.
•In contrast, the primary contributor to performance versus the sector index was security selection in heavy electrical equipment. Stock picks in coal & consumable fuels also boosted the fund's relative performance. Also helping our relative result were stock selection and an underweight in multi-utilities.
•The top individual relative contributor was our non-index stake in GE Vernova (+90%). We trimmed the position this period. An out-of-index stake in Cameco gained 85% and was the fund's second-largest relative contributor. This was an investment we established this period. Another notable relative contributor was our non-index stake in First Solar (+32%). This period we increased our position in First Solar.
•Notable changes in positioning include a lower allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,417 $13,459 $14,646 $18,042 $18,020 $21,162 $22,319 $22,079 $28,482 $32,500 MSCI U.S. IMI Utilities 25-50 Index $10,000 $11,762 $13,242 $13,843 $17,308 $17,181 $20,183 $20,433 $18,928 $23,319 $27,162 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 14.11% 12.52% 12.51% MSCI U.S. IMI Utilities 25-50 Index 16.48% 9.59% 10.51% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 335,273,543	$ 335,273,543	$ 335,273,543
Holdings Count | shares	36	36	36
Advisory Fees Paid, Amount	$ 2,090,088
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$335,273,543
Number of Holdings	36
Total Advisory Fee	$2,090,088
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.6 Multi-Utilities 16.7 Independent Power and Renewable Electricity Producers 7.0 Electrical Equipment 3.1 Construction & Engineering 2.4 Semiconductors & Semiconductor Equipment 1.5 Gas Utilities 1.0 Machinery 0.5 Oil, Gas & Consumable Fuels 0.5 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 98.7 Canada 0.8 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.7 Canada - 0.8 Germany - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 13.0 Constellation Energy Corp 9.6 Duke Energy Corp 7.0 Sempra 6.8 Vistra Corp 5.0 NRG Energy Inc 4.9 Exelon Corp 4.8 Entergy Corp 4.7 Xcel Energy Inc 4.2 Ameren Corp 3.7 63.7
VIP Technology Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in semiconductors. Picks in technology hardware, storage & peripherals also boosted the fund's relative performance. Also contributing to our result was an underweight in application software.
•The top individual relative contributor was an overweight in Micron Technology (+241%). The stock was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+284%). An overweight in NVIDIA (+39%) also helped. The company was the fund's largest holding.
•In contrast, the primary detractor from performance versus the industry index was security selection in semiconductors. Picks and an underweight in semiconductor materials & equipment also hampered the fund's result. Also detracting from our result was an underweight in electronic components.
•The biggest individual relative detractor was an overweight in Marvell Technology (-22%). The stock was among our largest holdings. A second notable relative detractor was an overweight in ON Semiconductor (-14%). The stock was among the fund's biggest holdings. An underweight in Broadcom (+51%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the internet services & infrastructure industry and a lower allocation to technology hardware, storage & peripherals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2023 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,245 $15,210 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $11,516 $14,899 S&P 500® Index $10,000 $10,896 $13,622 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 23.07% 30.17% MSCI U.S. IMI Information Technology 25-50 Index 21.90% 28.52% S&P 500® Index 17.88% 22.04% A From August 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,492,303,076	$ 3,492,303,076	$ 3,492,303,076
Holdings Count | shares	101	101	101
Advisory Fees Paid, Amount	$ 18,607,521
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,492,303,076
Number of Holdings	101
Total Advisory Fee	$18,607,521
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 46.6 Software 19.7 Technology Hardware, Storage & Peripherals 15.1 IT Services 8.2 Communications Equipment 4.0 Broadline Retail 1.4 Entertainment 0.8 Ground Transportation 0.7 Electronic Equipment, Instruments & Components 0.4 Others 0.6 Common Stocks 94.9 Preferred Stocks 2.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 2.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 90.7 Netherlands 5.5 Canada 2.6 Taiwan 0.7 India 0.1 United Kingdom 0.1 France 0.1 China 0.1 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Netherlands - 5.5 Canada - 2.6 Taiwan - 0.7 India - 0.1 United Kingdom - 0.1 France - 0.1 China - 0.1 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.8 Apple Inc 12.1 Microsoft Corp 7.6 Marvell Technology Inc 4.7 NXP Semiconductors NV 4.6 Cisco Systems Inc 4.0 ON Semiconductor Corp 3.5 Micron Technology Inc 3.1 Shopify Inc Class A (United States) 2.5 Snowflake Inc 2.4 69.3
VIP Technology Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in semiconductors. Picks in technology hardware, storage & peripherals also boosted the fund's relative performance. Also contributing to our result was an underweight in application software.
•The top individual relative contributor was an overweight in Micron Technology (+241%). The stock was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+284%). An overweight in NVIDIA (+39%) also helped. The company was the fund's largest holding.
•In contrast, the primary detractor from performance versus the industry index was security selection in semiconductors. Picks and an underweight in semiconductor materials & equipment also hampered the fund's result. Also detracting from our result was an underweight in electronic components.
•The biggest individual relative detractor was an overweight in Marvell Technology (-22%). The stock was among our largest holdings. A second notable relative detractor was an overweight in ON Semiconductor (-14%). The stock was among the fund's biggest holdings. An underweight in Broadcom (+51%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the internet services & infrastructure industry and a lower allocation to technology hardware, storage & peripherals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $11,134 $16,775 $15,479 $23,413 $38,576 $49,402 $31,680 $50,100 $67,879 $83,680 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $11,385 $15,620 $15,598 $23,218 $33,944 $44,296 $31,195 $47,616 $61,607 $75,097 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 23.28% 16.75% 23.67% MSCI U.S. IMI Information Technology 25-50 Index 21.90% 17.21% 22.34% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,492,303,076	$ 3,492,303,076	$ 3,492,303,076
Holdings Count | shares	101	101	101
Advisory Fees Paid, Amount	$ 18,607,521
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,492,303,076
Number of Holdings	101
Total Advisory Fee	$18,607,521
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 46.6 Software 19.7 Technology Hardware, Storage & Peripherals 15.1 IT Services 8.2 Communications Equipment 4.0 Broadline Retail 1.4 Entertainment 0.8 Ground Transportation 0.7 Electronic Equipment, Instruments & Components 0.4 Others 0.6 Common Stocks 94.9 Preferred Stocks 2.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 2.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 90.7 Netherlands 5.5 Canada 2.6 Taiwan 0.7 India 0.1 United Kingdom 0.1 France 0.1 China 0.1 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Netherlands - 5.5 Canada - 2.6 Taiwan - 0.7 India - 0.1 United Kingdom - 0.1 France - 0.1 China - 0.1 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.8 Apple Inc 12.1 Microsoft Corp 7.6 Marvell Technology Inc 4.7 NXP Semiconductors NV 4.6 Cisco Systems Inc 4.0 ON Semiconductor Corp 3.5 Micron Technology Inc 3.1 Shopify Inc Class A (United States) 2.5 Snowflake Inc 2.4 69.3
VIP Technology Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in semiconductors. Picks in technology hardware, storage & peripherals also boosted the fund's relative performance. Also contributing to our result was an underweight in application software.
•The top individual relative contributor was an overweight in Micron Technology (+241%). The stock was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+284%). An overweight in NVIDIA (+39%) also helped. The company was the fund's largest holding.
•In contrast, the primary detractor from performance versus the industry index was security selection in semiconductors. Picks and an underweight in semiconductor materials & equipment also hampered the fund's result. Also detracting from our result was an underweight in electronic components.
•The biggest individual relative detractor was an overweight in Marvell Technology (-22%). The stock was among our largest holdings. A second notable relative detractor was an overweight in ON Semiconductor (-14%). The stock was among the fund's biggest holdings. An underweight in Broadcom (+51%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the internet services & infrastructure industry and a lower allocation to technology hardware, storage & peripherals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,137 $16,793 $15,513 $23,476 $38,723 $49,628 $31,834 $50,399 $68,335 $84,299 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $11,385 $15,620 $15,598 $23,218 $33,944 $44,296 $31,195 $47,616 $61,607 $75,097 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 23.36% 16.83% 23.76% MSCI U.S. IMI Information Technology 25-50 Index 21.90% 17.21% 22.34% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,492,303,076	$ 3,492,303,076	$ 3,492,303,076
Holdings Count | shares	101	101	101
Advisory Fees Paid, Amount	$ 18,607,521
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,492,303,076
Number of Holdings	101
Total Advisory Fee	$18,607,521
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 46.6 Software 19.7 Technology Hardware, Storage & Peripherals 15.1 IT Services 8.2 Communications Equipment 4.0 Broadline Retail 1.4 Entertainment 0.8 Ground Transportation 0.7 Electronic Equipment, Instruments & Components 0.4 Others 0.6 Common Stocks 94.9 Preferred Stocks 2.6 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 2.6 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 90.7 Netherlands 5.5 Canada 2.6 Taiwan 0.7 India 0.1 United Kingdom 0.1 France 0.1 China 0.1 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Netherlands - 5.5 Canada - 2.6 Taiwan - 0.7 India - 0.1 United Kingdom - 0.1 France - 0.1 China - 0.1 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.8 Apple Inc 12.1 Microsoft Corp 7.6 Marvell Technology Inc 4.7 NXP Semiconductors NV 4.6 Cisco Systems Inc 4.0 ON Semiconductor Corp 3.5 Micron Technology Inc 3.1 Shopify Inc Class A (United States) 2.5 Snowflake Inc 2.4 69.3
VIP Real Estate Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by retail. An underweight in health care also hampered the fund's result. Also detracting from our result was stock picking in office.
•The biggest individual relative detractor was an overweight in American Tower (-1%). The stock was the fund's largest holding. A second notable relative detractor was an underweight in CBRE (+22%). The stock was not held at period end. An underweight in Welltower (+50%) also hurt. The company was among the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the real estate index was stock picking in health care. Stock picks and an overweight in real estate services also boosted relative performance. Also contributing to our result was an underweight in office.
•The top individual relative contributor was an overweight in Jones Lang LaSalle (+54%). This was a stake we established this period. The company was among the fund's largest holdings. The second-largest relative contributor was an overweight in Ventas (+35%). The stock was among the fund's largest holdings. Another notable relative contributor was an underweight in Crown Castle (+3%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the self storage industry and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,546 $10,944 $10,238 $12,587 $11,733 $16,266 $11,762 $13,043 $13,858 $14,259 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $10,665 $11,066 $10,599 $13,048 $11,214 $15,762 $11,645 $13,038 $13,696 $14,149 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 2.90% 3.98% 3.61% MSCI US IMI Real Estate 25/50 Linked Index 3.31% 4.76% 3.53% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 328,842,134	$ 328,842,134	$ 328,842,134
Holdings Count | shares	31	31	31
Advisory Fees Paid, Amount	$ 2,113,696
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$328,842,134
Number of Holdings	31
Total Advisory Fee	$2,113,696
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 29.4 Retail REITs 14.2 Health Care REITs 13.7 Industrial REITs 13.4 Residential REITs 13.4 Real Estate Management & Development 11.1 Hotel & Resort REITs 1.7 Common Stocks 96.9 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 10.4 Prologis Inc 9.1 Equinix Inc 8.7 Ventas Inc 8.3 Jones Lang LaSalle Inc 7.8 Welltower Inc 5.4 AvalonBay Communities Inc 4.0 Iron Mountain Inc 3.6 Tanger Inc 3.6 Camden Property Trust 3.3 64.2
VIP Real Estate Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by retail. An underweight in health care also hampered the fund's result. Also detracting from our result was stock picking in office.
•The biggest individual relative detractor was an overweight in American Tower (-1%). The stock was the fund's largest holding. A second notable relative detractor was an underweight in CBRE (+22%). The stock was not held at period end. An underweight in Welltower (+50%) also hurt. The company was among the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the real estate index was stock picking in health care. Stock picks and an overweight in real estate services also boosted relative performance. Also contributing to our result was an underweight in office.
•The top individual relative contributor was an overweight in Jones Lang LaSalle (+54%). This was a stake we established this period. The company was among the fund's largest holdings. The second-largest relative contributor was an overweight in Ventas (+35%). The stock was among the fund's largest holdings. Another notable relative contributor was an underweight in Crown Castle (+3%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the self storage industry and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,563 $10,984 $10,291 $12,667 $11,830 $16,421 $11,891 $13,209 $14,052 $14,478 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $10,665 $11,066 $10,599 $13,048 $11,214 $15,762 $11,645 $13,038 $13,696 $14,149 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 3.04% 4.12% 3.77% MSCI US IMI Real Estate 25/50 Linked Index 3.31% 4.76% 3.53% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 328,842,134	$ 328,842,134	$ 328,842,134
Holdings Count | shares	31	31	31
Advisory Fees Paid, Amount	$ 2,113,696
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$328,842,134
Number of Holdings	31
Total Advisory Fee	$2,113,696
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 29.4 Retail REITs 14.2 Health Care REITs 13.7 Industrial REITs 13.4 Residential REITs 13.4 Real Estate Management & Development 11.1 Hotel & Resort REITs 1.7 Common Stocks 96.9 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 10.4 Prologis Inc 9.1 Equinix Inc 8.7 Ventas Inc 8.3 Jones Lang LaSalle Inc 7.8 Welltower Inc 5.4 AvalonBay Communities Inc 4.0 Iron Mountain Inc 3.6 Tanger Inc 3.6 Camden Property Trust 3.3 64.2
VIP Real Estate Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by retail. An underweight in health care also hampered the fund's result. Also detracting from our result was stock picking in office.
•The biggest individual relative detractor was an overweight in American Tower (-1%). The stock was the fund's largest holding. A second notable relative detractor was an underweight in CBRE (+22%). The stock was not held at period end. An underweight in Welltower (+50%) also hurt. The company was among the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the real estate index was stock picking in health care. Stock picks and an overweight in real estate services also boosted relative performance. Also contributing to our result was an underweight in office.
•The top individual relative contributor was an overweight in Jones Lang LaSalle (+54%). This was a stake we established this period. The company was among the fund's largest holdings. The second-largest relative contributor was an overweight in Ventas (+35%). The stock was among the fund's largest holdings. Another notable relative contributor was an underweight in Crown Castle (+3%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the self storage industry and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,565 $10,986 $10,291 $12,673 $11,835 $16,441 $11,906 $13,229 $14,076 $14,506 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $10,665 $11,066 $10,599 $13,048 $11,214 $15,762 $11,645 $13,038 $13,696 $14,149 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 3.06% 4.15% 3.79% MSCI US IMI Real Estate 25/50 Linked Index 3.31% 4.76% 3.53% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 328,842,134	$ 328,842,134	$ 328,842,134
Holdings Count | shares	31	31	31
Advisory Fees Paid, Amount	$ 2,113,696
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$328,842,134
Number of Holdings	31
Total Advisory Fee	$2,113,696
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 29.4 Retail REITs 14.2 Health Care REITs 13.7 Industrial REITs 13.4 Residential REITs 13.4 Real Estate Management & Development 11.1 Hotel & Resort REITs 1.7 Common Stocks 96.9 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 10.4 Prologis Inc 9.1 Equinix Inc 8.7 Ventas Inc 8.3 Jones Lang LaSalle Inc 7.8 Welltower Inc 5.4 AvalonBay Communities Inc 4.0 Iron Mountain Inc 3.6 Tanger Inc 3.6 Camden Property Trust 3.3 64.2
VIP Real Estate Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by retail. An underweight in health care also hampered the fund's result. Also detracting from our result was stock picking in office.
•The biggest individual relative detractor was an overweight in American Tower (-1%). The stock was the fund's largest holding. A second notable relative detractor was an underweight in CBRE (+22%). The stock was not held at period end. An underweight in Welltower (+50%) also hurt. The company was among the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the real estate index was stock picking in health care. Stock picks and an overweight in real estate services also boosted relative performance. Also contributing to our result was an underweight in office.
•The top individual relative contributor was an overweight in Jones Lang LaSalle (+54%). This was a stake we established this period. The company was among the fund's largest holdings. The second-largest relative contributor was an overweight in Ventas (+35%). The stock was among the fund's largest holdings. Another notable relative contributor was an underweight in Crown Castle (+3%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the self storage industry and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,575 $11,005 $10,320 $12,716 $11,884 $16,517 $11,973 $13,313 $14,182 $14,622 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $10,665 $11,066 $10,599 $13,048 $11,214 $15,762 $11,645 $13,038 $13,696 $14,149 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 3.10% 4.23% 3.87% MSCI US IMI Real Estate 25/50 Linked Index 3.31% 4.76% 3.53% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 328,842,134	$ 328,842,134	$ 328,842,134
Holdings Count | shares	31	31	31
Advisory Fees Paid, Amount	$ 2,113,696
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$328,842,134
Number of Holdings	31
Total Advisory Fee	$2,113,696
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 29.4 Retail REITs 14.2 Health Care REITs 13.7 Industrial REITs 13.4 Residential REITs 13.4 Real Estate Management & Development 11.1 Hotel & Resort REITs 1.7 Common Stocks 96.9 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 10.4 Prologis Inc 9.1 Equinix Inc 8.7 Ventas Inc 8.3 Jones Lang LaSalle Inc 7.8 Welltower Inc 5.4 AvalonBay Communities Inc 4.0 Iron Mountain Inc 3.6 Tanger Inc 3.6 Camden Property Trust 3.3 64.2
VIP Materials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially within diversified metals & mining. Picks in gold also hampered the fund's result. Also hurting our result was an overweight in fertilizers & agricultural chemicals.
•The largest individual relative detractor was an underweight in Newmont (+173%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Mosaic (+2%). This was an investment we established this period. The company was among our biggest holdings. Another notable relative detractor was an underweight in Freeport-McMoRan (+35%).
•In contrast, the largest contributor to performance versus the sector index was an overweight in diversified metals & mining. Security selection and an overweight in copper also boosted the fund's relative performance. Also contributing to our result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 107% and was the top individual relative contributor. The company was one of our largest holdings. A second notable relative contributor was our stake in Wheaton Precious Metals (+111%). This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+120%). All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the gold and fertilizers & agricultural chemicals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $11,206 $14,122 $10,782 $12,205 $14,824 $19,775 $17,815 $19,165 $18,678 $20,777 MSCI U.S. IMI Materials 25-50 Index $10,000 $12,153 $15,019 $12,418 $15,374 $18,378 $23,413 $20,680 $23,533 $23,661 $26,588 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 11.24% 6.98% 7.59% MSCI U.S. IMI Materials 25-50 Index 12.37% 7.67% 10.27% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 65,966,363	$ 65,966,363	$ 65,966,363
Holdings Count | shares	49	49	49
Advisory Fees Paid, Amount	$ 403,243
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$65,966,363
Number of Holdings	49
Total Advisory Fee	$403,243
Portfolio Turnover	64%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 49.7 Metals & Mining 30.7 Construction Materials 11.8 Containers & Packaging 6.0 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 89.0 Canada 5.2 Zambia 4.2 Brazil 1.2 Chile 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 5.2 Zambia - 4.2 Brazil - 1.2 Chile - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 15.0 Ecolab Inc 7.8 Newmont Corp 6.0 CRH PLC 5.4 First Quantum Minerals Ltd 4.2 Corteva Inc 4.1 Mosaic Co/The 3.8 Nucor Corp 3.7 Air Products and Chemicals Inc 3.5 Martin Marietta Materials Inc 3.1 56.6
VIP Materials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially within diversified metals & mining. Picks in gold also hampered the fund's result. Also hurting our result was an overweight in fertilizers & agricultural chemicals.
•The largest individual relative detractor was an underweight in Newmont (+173%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Mosaic (+2%). This was an investment we established this period. The company was among our biggest holdings. Another notable relative detractor was an underweight in Freeport-McMoRan (+35%).
•In contrast, the largest contributor to performance versus the sector index was an overweight in diversified metals & mining. Security selection and an overweight in copper also boosted the fund's relative performance. Also contributing to our result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 107% and was the top individual relative contributor. The company was one of our largest holdings. A second notable relative contributor was our stake in Wheaton Precious Metals (+111%). This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+120%). All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the gold and fertilizers & agricultural chemicals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,220 $14,146 $10,807 $12,254 $14,888 $19,864 $17,920 $19,282 $18,812 $20,956 MSCI U.S. IMI Materials 25-50 Index $10,000 $12,153 $15,019 $12,418 $15,374 $18,378 $23,413 $20,680 $23,533 $23,661 $26,588 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 11.40% 7.08% 7.68% MSCI U.S. IMI Materials 25-50 Index 12.37% 7.67% 10.27% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 65,966,363	$ 65,966,363	$ 65,966,363
Holdings Count | shares	49	49	49
Advisory Fees Paid, Amount	$ 403,243
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$65,966,363
Number of Holdings	49
Total Advisory Fee	$403,243
Portfolio Turnover	64%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 49.7 Metals & Mining 30.7 Construction Materials 11.8 Containers & Packaging 6.0 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 89.0 Canada 5.2 Zambia 4.2 Brazil 1.2 Chile 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 5.2 Zambia - 4.2 Brazil - 1.2 Chile - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 15.0 Ecolab Inc 7.8 Newmont Corp 6.0 CRH PLC 5.4 First Quantum Minerals Ltd 4.2 Corteva Inc 4.1 Mosaic Co/The 3.8 Nucor Corp 3.7 Air Products and Chemicals Inc 3.5 Martin Marietta Materials Inc 3.1 56.6
VIP Industrials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. An underweight in human resource & employment services also boosted relative performance. Also bolstering our relative result were picks and an overweight in aerospace & defense.
•The top individual relative contributor was an overweight in GE Vernova (+99%). The stock was among the fund's largest holdings. A second notable relative contributor was an overweight in Howmet Aerospace (+85%). The company was among the fund's biggest holdings. An overweight in GE Aerospace (+85%) also helped. The stock was the fund's biggest holding.
•In contrast, the biggest detractor from performance versus the sector index was stock picking in electrical components & equipment. Stock selection in trading companies & distributors also hampered the fund's result. Also detracting from our result was an overweight in cargo ground transportation.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-13%). The company was one of our biggest holdings. The second-largest relative detractor was an underweight in RTX (+61%). This was a position we established this period. Another notable relative detractor was an underweight in Caterpillar (+60%).
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment industry and a lower allocation to electrical components & equipment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $11,573 $13,894 $11,790 $15,094 $16,935 $19,818 $17,754 $21,874 $27,023 $33,621 MSCI U.S. IMI Industrials 25-50 Index $10,000 $12,043 $14,644 $12,616 $16,437 $18,480 $22,329 $20,449 $25,045 $29,316 $34,777 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 24.42% 14.70% 12.89% MSCI U.S. IMI Industrials 25-50 Index 18.63% 13.48% 13.27% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 327,251,153	$ 327,251,153	$ 327,251,153
Holdings Count | shares	47	47	47
Advisory Fees Paid, Amount	$ 1,863,015
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$327,251,153
Number of Holdings	47
Total Advisory Fee	$1,863,015
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 29.9 Machinery 25.4 Electrical Equipment 12.1 Building Products 8.1 Ground Transportation 6.2 Trading Companies & Distributors 4.5 Commercial Services & Supplies 3.9 Construction & Engineering 3.7 Professional Services 2.4 Others 3.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.6 Boeing Co 6.2 GE Vernova Inc 5.9 Howmet Aerospace Inc 5.1 Trane Technologies PLC 4.9 Parker-Hannifin Corp 4.7 Cummins Inc 4.7 Eaton Corp PLC 3.3 Ingersoll Rand Inc 3.2 ITT Inc 2.9 49.5
VIP Industrials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. An underweight in human resource & employment services also boosted relative performance. Also bolstering our relative result were picks and an overweight in aerospace & defense.
•The top individual relative contributor was an overweight in GE Vernova (+99%). The stock was among the fund's largest holdings. A second notable relative contributor was an overweight in Howmet Aerospace (+85%). The company was among the fund's biggest holdings. An overweight in GE Aerospace (+85%) also helped. The stock was the fund's biggest holding.
•In contrast, the biggest detractor from performance versus the sector index was stock picking in electrical components & equipment. Stock selection in trading companies & distributors also hampered the fund's result. Also detracting from our result was an overweight in cargo ground transportation.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-13%). The company was one of our biggest holdings. The second-largest relative detractor was an underweight in RTX (+61%). This was a position we established this period. Another notable relative detractor was an underweight in Caterpillar (+60%).
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment industry and a lower allocation to electrical components & equipment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,587 $13,921 $11,817 $15,142 $17,007 $19,914 $17,863 $22,016 $27,220 $33,894 MSCI U.S. IMI Industrials 25-50 Index $10,000 $12,043 $14,644 $12,616 $16,437 $18,480 $22,329 $20,449 $25,045 $29,316 $34,777 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 24.52% 14.79% 12.98% MSCI U.S. IMI Industrials 25-50 Index 18.63% 13.48% 13.27% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 327,251,153	$ 327,251,153	$ 327,251,153
Holdings Count | shares	47	47	47
Advisory Fees Paid, Amount	$ 1,863,015
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$327,251,153
Number of Holdings	47
Total Advisory Fee	$1,863,015
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 29.9 Machinery 25.4 Electrical Equipment 12.1 Building Products 8.1 Ground Transportation 6.2 Trading Companies & Distributors 4.5 Commercial Services & Supplies 3.9 Construction & Engineering 3.7 Professional Services 2.4 Others 3.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.6 Boeing Co 6.2 GE Vernova Inc 5.9 Howmet Aerospace Inc 5.1 Trane Technologies PLC 4.9 Parker-Hannifin Corp 4.7 Cummins Inc 4.7 Eaton Corp PLC 3.3 Ingersoll Rand Inc 3.2 ITT Inc 2.9 49.5
VIP Health Care Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially an underweight in pharmaceuticals. Stock picks in health care equipment also hampered the fund's result. Also detracting from our result were picks and an underweight in managed health care.
•The biggest individual relative detractor was an underweight in Johnson & Johnson (+47%). This was a position we established this period. A second notable relative detractor was our stake in UnitedHealth Group (-34%). This period we decreased our position in UnitedHealth. The stock was one of the fund's biggest holdings this period. An underweight in Eli Lilly (+40%) also hurt. The company was the fund's largest holding at period end.
•In contrast, the biggest contributors to performance versus the sector index were stock selection and an overweight in biotechnology. Stock picks in pharmaceuticals also boosted the fund's relative performance. Also contributing to our result were stock selection and an overweight in health care services.
•The top individual relative contributor was our stake in Exact Sciences (+79%). The stock was not held at period end. The second-largest relative contributor was an overweight in Cogent Biosciences (+358%). Another notable relative contributor was an overweight in Alnylam Pharmaceuticals (+69%). The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the managed health care industry and a higher allocation to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,687 $14,174 $15,796 $13,803 $14,357 $15,054 MSCI U.S. IMI Health Care 25-50 Index $10,000 $11,398 $13,481 $16,259 $15,376 $15,769 $16,204 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 $22,353 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 14.10% 3.92% 8.37% MSCI U.S. IMI Health Care 25-50 Index 15.54% 6.79% 9.77% S&P 500® Index 17.88% 14.42% 15.49% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,100,584,137	$ 1,100,584,137	$ 1,100,584,137
Holdings Count | shares	131	131	131
Advisory Fees Paid, Amount	$ 6,410,425
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,100,584,137
Number of Holdings	131
Total Advisory Fee	$6,410,425
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 35.4 Health Care Equipment & Supplies 20.0 Pharmaceuticals 19.4 Life Sciences Tools & Services 11.9 Health Care Providers & Services 9.1 Health Care Technology 3.5 Chemicals 0.0 Common Stocks 97.9 Preferred Stocks 1.4 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 1.4 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 87.9 Netherlands 4.1 Belgium 2.7 Denmark 2.4 Canada 0.9 Germany 0.7 France 0.6 United Kingdom 0.3 Japan 0.3 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Netherlands - 4.1 Belgium - 2.7 Denmark - 2.4 Canada - 0.9 Germany - 0.7 France - 0.6 United Kingdom - 0.3 Japan - 0.3 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 6.8 Danaher Corp 6.4 Boston Scientific Corp 5.9 Penumbra Inc 4.0 Argenx SE ADR 3.1 AbbVie Inc 3.1 UCB SA 2.7 CVS Health Corp 2.7 Alnylam Pharmaceuticals Inc 2.6 Masimo Corp 2.5 39.8
VIP Health Care Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially an underweight in pharmaceuticals. Stock picks in health care equipment also hampered the fund's result. Also detracting from our result were picks and an underweight in managed health care.
•The biggest individual relative detractor was an underweight in Johnson & Johnson (+47%). This was a position we established this period. A second notable relative detractor was our stake in UnitedHealth Group (-34%). This period we decreased our position in UnitedHealth. The stock was one of the fund's biggest holdings this period. An underweight in Eli Lilly (+40%) also hurt. The company was the fund's largest holding at period end.
•In contrast, the biggest contributors to performance versus the sector index were stock selection and an overweight in biotechnology. Stock picks in pharmaceuticals also boosted the fund's relative performance. Also contributing to our result were stock selection and an overweight in health care services.
•The top individual relative contributor was our stake in Exact Sciences (+79%). The stock was not held at period end. The second-largest relative contributor was an overweight in Cogent Biosciences (+358%). Another notable relative contributor was an overweight in Alnylam Pharmaceuticals (+69%). The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the managed health care industry and a higher allocation to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $8,949 $11,184 $12,048 $15,456 $18,777 $20,966 $18,347 $19,121 $20,087 $22,954 MSCI U.S. IMI Health Care 25-50 Index $10,000 $9,674 $11,942 $12,613 $15,391 $18,204 $21,956 $20,763 $21,294 $21,880 $25,281 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 14.27% 4.10% 8.66% MSCI U.S. IMI Health Care 25-50 Index 15.54% 6.79% 9.72% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,100,584,137	$ 1,100,584,137	$ 1,100,584,137
Holdings Count | shares	131	131	131
Advisory Fees Paid, Amount	$ 6,410,425
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,100,584,137
Number of Holdings	131
Total Advisory Fee	$6,410,425
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 35.4 Health Care Equipment & Supplies 20.0 Pharmaceuticals 19.4 Life Sciences Tools & Services 11.9 Health Care Providers & Services 9.1 Health Care Technology 3.5 Chemicals 0.0 Common Stocks 97.9 Preferred Stocks 1.4 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 1.4 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 87.9 Netherlands 4.1 Belgium 2.7 Denmark 2.4 Canada 0.9 Germany 0.7 France 0.6 United Kingdom 0.3 Japan 0.3 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Netherlands - 4.1 Belgium - 2.7 Denmark - 2.4 Canada - 0.9 Germany - 0.7 France - 0.6 United Kingdom - 0.3 Japan - 0.3 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 6.8 Danaher Corp 6.4 Boston Scientific Corp 5.9 Penumbra Inc 4.0 Argenx SE ADR 3.1 AbbVie Inc 3.1 UCB SA 2.7 CVS Health Corp 2.7 Alnylam Pharmaceuticals Inc 2.6 Masimo Corp 2.5 39.8
VIP Health Care Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially an underweight in pharmaceuticals. Stock picks in health care equipment also hampered the fund's result. Also detracting from our result were picks and an underweight in managed health care.
•The biggest individual relative detractor was an underweight in Johnson & Johnson (+47%). This was a position we established this period. A second notable relative detractor was our stake in UnitedHealth Group (-34%). This period we decreased our position in UnitedHealth. The stock was one of the fund's biggest holdings this period. An underweight in Eli Lilly (+40%) also hurt. The company was the fund's largest holding at period end.
•In contrast, the biggest contributors to performance versus the sector index were stock selection and an overweight in biotechnology. Stock picks in pharmaceuticals also boosted the fund's relative performance. Also contributing to our result were stock selection and an overweight in health care services.
•The top individual relative contributor was our stake in Exact Sciences (+79%). The stock was not held at period end. The second-largest relative contributor was an overweight in Cogent Biosciences (+358%). Another notable relative contributor was an overweight in Alnylam Pharmaceuticals (+69%). The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the managed health care industry and a higher allocation to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $8,957 $11,200 $12,080 $15,508 $18,854 $21,066 $18,453 $19,239 $20,227 $23,138 MSCI U.S. IMI Health Care 25-50 Index $10,000 $9,674 $11,942 $12,613 $15,391 $18,204 $21,956 $20,763 $21,294 $21,880 $25,281 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 14.39% 4.18% 8.75% MSCI U.S. IMI Health Care 25-50 Index 15.54% 6.79% 9.72% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,100,584,137	$ 1,100,584,137	$ 1,100,584,137
Holdings Count | shares	131	131	131
Advisory Fees Paid, Amount	$ 6,410,425
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,100,584,137
Number of Holdings	131
Total Advisory Fee	$6,410,425
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 35.4 Health Care Equipment & Supplies 20.0 Pharmaceuticals 19.4 Life Sciences Tools & Services 11.9 Health Care Providers & Services 9.1 Health Care Technology 3.5 Chemicals 0.0 Common Stocks 97.9 Preferred Stocks 1.4 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 1.4 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 87.9 Netherlands 4.1 Belgium 2.7 Denmark 2.4 Canada 0.9 Germany 0.7 France 0.6 United Kingdom 0.3 Japan 0.3 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Netherlands - 4.1 Belgium - 2.7 Denmark - 2.4 Canada - 0.9 Germany - 0.7 France - 0.6 United Kingdom - 0.3 Japan - 0.3 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 6.8 Danaher Corp 6.4 Boston Scientific Corp 5.9 Penumbra Inc 4.0 Argenx SE ADR 3.1 AbbVie Inc 3.1 UCB SA 2.7 CVS Health Corp 2.7 Alnylam Pharmaceuticals Inc 2.6 Masimo Corp 2.5 39.8
VIP Financials Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the year, led by asset management & custody banks. Stock picking among regional banks also boosted the fund's relative result. Investment choices and an underweight in the property & casualty insurance industry helped as well.
•The top individual relative contributor was an overweight in Wells Fargo (+36%), one of our largest holdings. Outsized exposure to Citigroup (+70%) also helped. The company was among our biggest positions this period. Another notable relative contributor was an overweight in FirstCash Holdings (+56%).
•In contrast, the primary detractor from performance versus the sector index was security selection in the investment banking & brokerage group. An overweight in diversified financial services also hampered the fund's result, as did stock picks among research & consulting services firms.
•Not owning Goldman Sachs, an index component that gained about 57%, was the largest individual relative detractor. Avoiding JPMorgan Chase, an index component that gained approximately 37%, hurt as well. An overweight in Reinsurance Group of America (-3%) was another negative. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financial exchanges & data industry and a lower allocation to consumer finance stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2023 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,469 $15,191 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $11,375 $14,812 S&P 500® Index $10,000 $10,896 $13,622 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 14.89% 26.39% MSCI U.S. IMI Financials 5% Capped Linked Index 14.94% 25.08% S&P 500® Index 17.88% 22.04% A From August 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 320,552,222	$ 320,552,222	$ 320,552,222
Holdings Count | shares	66	66	66
Advisory Fees Paid, Amount	$ 2,036,940
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$320,552,222
Number of Holdings	66
Total Advisory Fee	$2,036,940
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 35.9 Capital Markets 24.5 Insurance 17.6 Financial Services 16.2 Consumer Finance 4.3 Professional Services 0.8 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 93.7 United Kingdom 2.0 France 1.2 Puerto Rico 1.0 Grand Cayman (UK Overseas Ter) 0.9 Australia 0.8 Mexico 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 United Kingdom - 2.0 France - 1.2 Puerto Rico - 1.0 Grand Cayman (UK Overseas Ter) - 0.9 Australia - 0.8 Mexico - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 9.5 Wells Fargo & Co 7.5 Bank of America Corp 6.5 Reinsurance Group of America Inc 3.8 Citigroup Inc 3.7 State Street Corp 3.3 Charles Schwab Corp/The 3.2 Morgan Stanley 2.7 Apollo Global Management Inc 2.6 Chubb Ltd 2.6 45.4
VIP Financials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the year, led by asset management & custody banks. Stock picking among regional banks also boosted the fund's relative result. Investment choices and an underweight in the property & casualty insurance industry helped as well.
•The top individual relative contributor was an overweight in Wells Fargo (+36%), one of our largest holdings. Outsized exposure to Citigroup (+70%) also helped. The company was among our biggest positions this period. Another notable relative contributor was an overweight in FirstCash Holdings (+56%).
•In contrast, the primary detractor from performance versus the sector index was security selection in the investment banking & brokerage group. An overweight in diversified financial services also hampered the fund's result, as did stock picks among research & consulting services firms.
•Not owning Goldman Sachs, an index component that gained about 57%, was the largest individual relative detractor. Avoiding JPMorgan Chase, an index component that gained approximately 37%, hurt as well. An overweight in Reinsurance Group of America (-3%) was another negative. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financial exchanges & data industry and a lower allocation to consumer finance stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $11,851 $14,360 $12,089 $16,234 $16,336 $21,749 $19,928 $22,831 $30,307 $34,876 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $12,474 $14,821 $12,785 $16,798 $16,547 $22,511 $19,993 $22,695 $29,551 $33,967 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 15.08% 16.38% 13.31% MSCI U.S. IMI Financials 5% Capped Linked Index 14.94% 15.47% 13.01% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 320,552,222	$ 320,552,222	$ 320,552,222
Holdings Count | shares	66	66	66
Advisory Fees Paid, Amount	$ 2,036,940
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$320,552,222
Number of Holdings	66
Total Advisory Fee	$2,036,940
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 35.9 Capital Markets 24.5 Insurance 17.6 Financial Services 16.2 Consumer Finance 4.3 Professional Services 0.8 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 93.7 United Kingdom 2.0 France 1.2 Puerto Rico 1.0 Grand Cayman (UK Overseas Ter) 0.9 Australia 0.8 Mexico 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 United Kingdom - 2.0 France - 1.2 Puerto Rico - 1.0 Grand Cayman (UK Overseas Ter) - 0.9 Australia - 0.8 Mexico - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 9.5 Wells Fargo & Co 7.5 Bank of America Corp 6.5 Reinsurance Group of America Inc 3.8 Citigroup Inc 3.7 State Street Corp 3.3 Charles Schwab Corp/The 3.2 Morgan Stanley 2.7 Apollo Global Management Inc 2.6 Chubb Ltd 2.6 45.4
VIP Financials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the year, led by asset management & custody banks. Stock picking among regional banks also boosted the fund's relative result. Investment choices and an underweight in the property & casualty insurance industry helped as well.
•The top individual relative contributor was an overweight in Wells Fargo (+36%), one of our largest holdings. Outsized exposure to Citigroup (+70%) also helped. The company was among our biggest positions this period. Another notable relative contributor was an overweight in FirstCash Holdings (+56%).
•In contrast, the primary detractor from performance versus the sector index was security selection in the investment banking & brokerage group. An overweight in diversified financial services also hampered the fund's result, as did stock picks among research & consulting services firms.
•Not owning Goldman Sachs, an index component that gained about 57%, was the largest individual relative detractor. Avoiding JPMorgan Chase, an index component that gained approximately 37%, hurt as well. An overweight in Reinsurance Group of America (-3%) was another negative. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financial exchanges & data industry and a lower allocation to consumer finance stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,872 $14,395 $12,130 $16,294 $16,419 $21,869 $20,047 $23,000 $30,528 $35,162 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $12,474 $14,821 $12,785 $16,798 $16,547 $22,511 $19,993 $22,695 $29,551 $33,967 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 15.18% 16.45% 13.40% MSCI U.S. IMI Financials 5% Capped Linked Index 14.94% 15.47% 13.01% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 320,552,222	$ 320,552,222	$ 320,552,222
Holdings Count | shares	66	66	66
Advisory Fees Paid, Amount	$ 2,036,940
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$320,552,222
Number of Holdings	66
Total Advisory Fee	$2,036,940
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 35.9 Capital Markets 24.5 Insurance 17.6 Financial Services 16.2 Consumer Finance 4.3 Professional Services 0.8 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 93.7 United Kingdom 2.0 France 1.2 Puerto Rico 1.0 Grand Cayman (UK Overseas Ter) 0.9 Australia 0.8 Mexico 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 United Kingdom - 2.0 France - 1.2 Puerto Rico - 1.0 Grand Cayman (UK Overseas Ter) - 0.9 Australia - 0.8 Mexico - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 9.5 Wells Fargo & Co 7.5 Bank of America Corp 6.5 Reinsurance Group of America Inc 3.8 Citigroup Inc 3.7 State Street Corp 3.3 Charles Schwab Corp/The 3.2 Morgan Stanley 2.7 Apollo Global Management Inc 2.6 Chubb Ltd 2.6 45.4
VIP Energy Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Stock picking in independent power producers & energy traders, and out-of-index group, also boosted the fund's relative performance. Also bolstering our relative result was positioning in the oil & gas exploration & production segment.
•The fund's non-index stake in National Energy Services Reunited gained 75% and was the top individual relative contributor. Not owning ONEOK, an index component that returned -23%, was the second-largest relative contributor. An overweight in TechnipFMC (+55%) also contributed. The stock was among the fund's biggest holdings at period end, though we reduced our stake.
•In contrast, the biggest detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The largest individual relative detractor was our non-index stake in Energy Transfer (-9%). The company was one of the fund's largest holdings. The second-largest relative detractor was an underweight in Williams (+15%). This was a stake we established this period. An overweight in Occidental Petroleum (-15%) also hurt.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services and oil & gas refining & marketing industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $13,351 $12,980 $9,765 $10,725 $7,198 $11,145 $18,152 $18,279 $19,014 $20,980 MSCI U.S. IMI Energy 25-50 Index $10,000 $12,956 $12,655 $10,149 $11,105 $7,437 $11,621 $18,957 $18,981 $20,248 $21,733 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 10.34% 23.86% 7.69% MSCI U.S. IMI Energy 25-50 Index 7.34% 23.92% 8.07% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 452,600,247	$ 452,600,247	$ 452,600,247
Holdings Count | shares	35	35	35
Advisory Fees Paid, Amount	$ 2,772,316
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$452,600,247
Number of Holdings	35
Total Advisory Fee	$2,772,316
Portfolio Turnover	13%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 82.9 Energy Equipment & Services 14.2 Independent Power and Renewable Electricity Producers 2.6 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 86.3 Canada 9.5 United Kingdom 3.8 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 9.5 United Kingdom - 3.8 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 25.0 Chevron Corp 9.2 Cenovus Energy Inc 4.7 Marathon Petroleum Corp 4.6 Canadian Natural Resources Ltd 4.5 Energy Transfer LP 4.3 Valero Energy Corp 4.2 Cheniere Energy Inc 3.9 SLB Ltd 3.7 TechnipFMC PLC 3.7 67.8
VIP Energy Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Stock picking in independent power producers & energy traders, and out-of-index group, also boosted the fund's relative performance. Also bolstering our relative result was positioning in the oil & gas exploration & production segment.
•The fund's non-index stake in National Energy Services Reunited gained 75% and was the top individual relative contributor. Not owning ONEOK, an index component that returned -23%, was the second-largest relative contributor. An overweight in TechnipFMC (+55%) also contributed. The stock was among the fund's biggest holdings at period end, though we reduced our stake.
•In contrast, the biggest detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The largest individual relative detractor was our non-index stake in Energy Transfer (-9%). The company was one of the fund's largest holdings. The second-largest relative detractor was an underweight in Williams (+15%). This was a stake we established this period. An overweight in Occidental Petroleum (-15%) also hurt.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services and oil & gas refining & marketing industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $13,370 $13,027 $9,816 $10,796 $7,255 $11,256 $18,362 $18,529 $19,308 $21,334 MSCI U.S. IMI Energy 25-50 Index $10,000 $12,956 $12,655 $10,149 $11,105 $7,437 $11,621 $18,957 $18,981 $20,248 $21,733 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 10.49% 24.08% 7.87% MSCI U.S. IMI Energy 25-50 Index 7.34% 23.92% 8.07% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 452,600,247	$ 452,600,247	$ 452,600,247
Holdings Count | shares	35	35	35
Advisory Fees Paid, Amount	$ 2,772,316
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$452,600,247
Number of Holdings	35
Total Advisory Fee	$2,772,316
Portfolio Turnover	13%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 82.9 Energy Equipment & Services 14.2 Independent Power and Renewable Electricity Producers 2.6 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 86.3 Canada 9.5 United Kingdom 3.8 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 9.5 United Kingdom - 3.8 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 25.0 Chevron Corp 9.2 Cenovus Energy Inc 4.7 Marathon Petroleum Corp 4.6 Canadian Natural Resources Ltd 4.5 Energy Transfer LP 4.3 Valero Energy Corp 4.2 Cheniere Energy Inc 3.9 SLB Ltd 3.7 TechnipFMC PLC 3.7 67.8
VIP Energy Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Stock picking in independent power producers & energy traders, and out-of-index group, also boosted the fund's relative performance. Also bolstering our relative result was positioning in the oil & gas exploration & production segment.
•The fund's non-index stake in National Energy Services Reunited gained 75% and was the top individual relative contributor. Not owning ONEOK, an index component that returned -23%, was the second-largest relative contributor. An overweight in TechnipFMC (+55%) also contributed. The stock was among the fund's biggest holdings at period end, though we reduced our stake.
•In contrast, the biggest detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The largest individual relative detractor was our non-index stake in Energy Transfer (-9%). The company was one of the fund's largest holdings. The second-largest relative detractor was an underweight in Williams (+15%). This was a stake we established this period. An overweight in Occidental Petroleum (-15%) also hurt.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services and oil & gas refining & marketing industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $13,384 $13,053 $9,845 $10,837 $7,286 $11,319 $18,471 $18,653 $19,455 $21,514 MSCI U.S. IMI Energy 25-50 Index $10,000 $12,956 $12,655 $10,149 $11,105 $7,437 $11,621 $18,957 $18,981 $20,248 $21,733 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 10.59% 24.18% 7.96% MSCI U.S. IMI Energy 25-50 Index 7.34% 23.92% 8.07% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 452,600,247	$ 452,600,247	$ 452,600,247
Holdings Count | shares	35	35	35
Advisory Fees Paid, Amount	$ 2,772,316
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$452,600,247
Number of Holdings	35
Total Advisory Fee	$2,772,316
Portfolio Turnover	13%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 82.9 Energy Equipment & Services 14.2 Independent Power and Renewable Electricity Producers 2.6 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 86.3 Canada 9.5 United Kingdom 3.8 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 9.5 United Kingdom - 3.8 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 25.0 Chevron Corp 9.2 Cenovus Energy Inc 4.7 Marathon Petroleum Corp 4.6 Canadian Natural Resources Ltd 4.5 Energy Transfer LP 4.3 Valero Energy Corp 4.2 Cheniere Energy Inc 3.9 SLB Ltd 3.7 TechnipFMC PLC 3.7 67.8
VIP Consumer Staples Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 85	0.86%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock picking in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The biggest individual relative detractor was an overweight in Energizer Holdings (-40%). The company was one of the fund's largest holdings. The second-largest relative detractor was an overweight in Constellation Brands (-36%). The company was one of our largest holdings this period. Another notable relative detractor was an overweight in Boston Beer (-35%).
•In contrast, the biggest contributor to performance versus the sector index was stock picking in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted the fund's relative performance. Also helping our relative result were picks in tobacco.
•The fund's non-index stake in British American Tobacco gained about 65% and was the top individual relative contributor. A second notable relative contributor was an overweight in Bunge Global (+18%). Another notable relative contributor was an overweight in Estee Lauder (+41%). This period we decreased our position in Estee Lauder. The stock was among our biggest holdings this period.
•Notable changes in positioning include increased exposure to the food retail and tobacco industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2023 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $9,863 $10,384 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,027 $11,369 S&P 500® Index $10,000 $10,896 $13,622 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 -3.23% 0.21% MSCI U.S. IMI Consumer Staples 25-50 Index 2.15% 6.49% S&P 500® Index 17.88% 22.04% A From August 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 205,170,784	$ 205,170,784	$ 205,170,784
Holdings Count | shares	42	42	42
Advisory Fees Paid, Amount	$ 1,423,766
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$205,170,784
Number of Holdings	42
Total Advisory Fee	$1,423,766
Portfolio Turnover	55%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 33.4 Consumer Staples Distribution & Retail 27.2 Household Products 15.4 Food Products 11.5 Personal Care Products 6.4 Tobacco 5.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 95.3 United Kingdom 4.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.3 United Kingdom - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 14.3 Procter & Gamble Co/The 10.9 Costco Wholesale Corp 8.4 Keurig Dr Pepper Inc 8.3 Walmart Inc 7.7 Kenvue Inc 4.5 Mondelez International Inc 4.1 Target Corp 3.9 Energizer Holdings Inc 3.4 Philip Morris International Inc 2.7 68.2
VIP Consumer Staples Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 68	0.69%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock picking in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The biggest individual relative detractor was an overweight in Energizer Holdings (-40%). The company was one of the fund's largest holdings. The second-largest relative detractor was an overweight in Constellation Brands (-36%). The company was one of our largest holdings this period. Another notable relative detractor was an overweight in Boston Beer (-35%).
•In contrast, the biggest contributor to performance versus the sector index was stock picking in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted the fund's relative performance. Also helping our relative result were picks in tobacco.
•The fund's non-index stake in British American Tobacco gained about 65% and was the top individual relative contributor. A second notable relative contributor was an overweight in Bunge Global (+18%). Another notable relative contributor was an overweight in Estee Lauder (+41%). This period we decreased our position in Estee Lauder. The stock was among our biggest holdings this period.
•Notable changes in positioning include increased exposure to the food retail and tobacco industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,367 $11,873 $10,022 $13,162 $14,702 $16,776 $16,660 $17,173 $18,109 $17,559 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,639 $11,906 $10,996 $13,876 $15,408 $18,123 $17,819 $18,251 $20,693 $21,139 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class -3.04% 3.62% 5.79% MSCI U.S. IMI Consumer Staples 25-50 Index 2.15% 6.53% 7.77% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 205,170,784	$ 205,170,784	$ 205,170,784
Holdings Count | shares	42	42	42
Advisory Fees Paid, Amount	$ 1,423,766
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$205,170,784
Number of Holdings	42
Total Advisory Fee	$1,423,766
Portfolio Turnover	55%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 33.4 Consumer Staples Distribution & Retail 27.2 Household Products 15.4 Food Products 11.5 Personal Care Products 6.4 Tobacco 5.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 95.3 United Kingdom 4.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.3 United Kingdom - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 14.3 Procter & Gamble Co/The 10.9 Costco Wholesale Corp 8.4 Keurig Dr Pepper Inc 8.3 Walmart Inc 7.7 Kenvue Inc 4.5 Mondelez International Inc 4.1 Target Corp 3.9 Energizer Holdings Inc 3.4 Philip Morris International Inc 2.7 68.2
VIP Consumer Staples Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 61	0.61%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock picking in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The biggest individual relative detractor was an overweight in Energizer Holdings (-40%). The company was one of the fund's largest holdings. The second-largest relative detractor was an overweight in Constellation Brands (-36%). The company was one of our largest holdings this period. Another notable relative detractor was an overweight in Boston Beer (-35%).
•In contrast, the biggest contributor to performance versus the sector index was stock picking in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted the fund's relative performance. Also helping our relative result were picks in tobacco.
•The fund's non-index stake in British American Tobacco gained about 65% and was the top individual relative contributor. A second notable relative contributor was an overweight in Bunge Global (+18%). Another notable relative contributor was an overweight in Estee Lauder (+41%). This period we decreased our position in Estee Lauder. The stock was among our biggest holdings this period.
•Notable changes in positioning include increased exposure to the food retail and tobacco industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,372 $11,893 $10,044 $13,200 $14,755 $16,856 $16,752 $17,278 $18,240 $17,697 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,639 $11,906 $10,996 $13,876 $15,408 $18,123 $17,819 $18,251 $20,693 $21,139 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class -2.98% 3.70% 5.87% MSCI U.S. IMI Consumer Staples 25-50 Index 2.15% 6.53% 7.77% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 205,170,784	$ 205,170,784	$ 205,170,784
Holdings Count | shares	42	42	42
Advisory Fees Paid, Amount	$ 1,423,766
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$205,170,784
Number of Holdings	42
Total Advisory Fee	$1,423,766
Portfolio Turnover	55%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 33.4 Consumer Staples Distribution & Retail 27.2 Household Products 15.4 Food Products 11.5 Personal Care Products 6.4 Tobacco 5.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 95.3 United Kingdom 4.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.3 United Kingdom - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 14.3 Procter & Gamble Co/The 10.9 Costco Wholesale Corp 8.4 Keurig Dr Pepper Inc 8.3 Walmart Inc 7.7 Kenvue Inc 4.5 Mondelez International Inc 4.1 Target Corp 3.9 Energizer Holdings Inc 3.4 Philip Morris International Inc 2.7 68.2
VIP Consumer Discretionary Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and industry positioning contributed to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the year, led by choices in apparel, accessories & luxury goods. Stock picks and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Somnigroup International (+60%). The company was among our largest holdings. A second notable relative contributor was our non-index stake in Aritzia (+128%). An overweight in Tapestry (+98%) also contributed.
•In contrast, the primary detractor from performance versus the sector index was stock selection in broadline retail. Also hurting our result were stock picks and overweights in home improvement retail and footwear.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-39%). The second-largest relative detractor was an overweight in Deckers Outdoor (-49%). Not owning Carvana, an index component that gained about 108%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the apparel retail industry and a lower allocation to other specialty retail.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2023 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,018 $13,704 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $10,941 $13,619 S&P 500® Index $10,000 $10,896 $13,622 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 6.54% 17.25% MSCI U.S. IMI Consumer Discretionary 25-50 Index 5.74% 16.58% S&P 500® Index 17.88% 22.04% A From August 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 233,239,971	$ 233,239,971	$ 233,239,971
Holdings Count | shares	58	58	58
Advisory Fees Paid, Amount	$ 1,522,726
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$233,239,971
Number of Holdings	58
Total Advisory Fee	$1,522,726
Portfolio Turnover	19%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 25.1 Specialty Retail 23.8 Automobiles 19.1 Hotels, Restaurants & Leisure 17.0 Household Durables 5.5 Textiles, Apparel & Luxury Goods 5.2 Automobile Components 2.4 Consumer Staples Distribution & Retail 1.4 Construction Materials 0.5 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 95.9 Canada 2.2 Brazil 0.9 United Kingdom 0.5 France 0.3 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 Canada - 2.2 Brazil - 0.9 United Kingdom - 0.5 France - 0.3 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 23.2 Tesla Inc 17.0 Home Depot Inc/The 4.1 Lowe's Cos Inc 4.1 TJX Cos Inc/The 3.2 McDonald's Corp 3.2 Hilton Worldwide Holdings Inc 2.6 Somnigroup International Inc 2.3 Booking Holdings Inc 2.3 General Motors Co 2.1 64.1
VIP Consumer Discretionary Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and industry positioning contributed to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the year, led by choices in apparel, accessories & luxury goods. Stock picks and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Somnigroup International (+60%). The company was among our largest holdings. A second notable relative contributor was our non-index stake in Aritzia (+128%). An overweight in Tapestry (+98%) also contributed.
•In contrast, the primary detractor from performance versus the sector index was stock selection in broadline retail. Also hurting our result were stock picks and overweights in home improvement retail and footwear.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-39%). The second-largest relative detractor was an overweight in Deckers Outdoor (-49%). Not owning Carvana, an index component that gained about 108%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the apparel retail industry and a lower allocation to other specialty retail.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,512 $12,832 $12,682 $16,122 $21,926 $26,162 $17,083 $24,245 $30,208 $32,242 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $10,672 $13,116 $13,024 $16,625 $24,656 $30,817 $19,992 $28,085 $34,960 $36,967 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 6.73% 8.02% 12.42% MSCI U.S. IMI Consumer Discretionary 25-50 Index 5.74% 8.44% 13.97% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 233,239,971	$ 233,239,971	$ 233,239,971
Holdings Count | shares	58	58	58
Advisory Fees Paid, Amount	$ 1,522,726
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$233,239,971
Number of Holdings	58
Total Advisory Fee	$1,522,726
Portfolio Turnover	19%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 25.1 Specialty Retail 23.8 Automobiles 19.1 Hotels, Restaurants & Leisure 17.0 Household Durables 5.5 Textiles, Apparel & Luxury Goods 5.2 Automobile Components 2.4 Consumer Staples Distribution & Retail 1.4 Construction Materials 0.5 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 95.9 Canada 2.2 Brazil 0.9 United Kingdom 0.5 France 0.3 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 Canada - 2.2 Brazil - 0.9 United Kingdom - 0.5 France - 0.3 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 23.2 Tesla Inc 17.0 Home Depot Inc/The 4.1 Lowe's Cos Inc 4.1 TJX Cos Inc/The 3.2 McDonald's Corp 3.2 Hilton Worldwide Holdings Inc 2.6 Somnigroup International Inc 2.3 Booking Holdings Inc 2.3 General Motors Co 2.1 64.1
VIP Consumer Discretionary Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and industry positioning contributed to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the year, led by choices in apparel, accessories & luxury goods. Stock picks and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Somnigroup International (+60%). The company was among our largest holdings. A second notable relative contributor was our non-index stake in Aritzia (+128%). An overweight in Tapestry (+98%) also contributed.
•In contrast, the primary detractor from performance versus the sector index was stock selection in broadline retail. Also hurting our result were stock picks and overweights in home improvement retail and footwear.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-39%). The second-largest relative detractor was an overweight in Deckers Outdoor (-49%). Not owning Carvana, an index component that gained about 108%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the apparel retail industry and a lower allocation to other specialty retail.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,524 $12,856 $12,716 $16,174 $22,021 $26,294 $17,188 $24,405 $30,436 $32,506 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $10,672 $13,116 $13,024 $16,625 $24,656 $30,817 $19,992 $28,085 $34,960 $36,967 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 6.80% 8.10% 12.51% MSCI U.S. IMI Consumer Discretionary 25-50 Index 5.74% 8.44% 13.97% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 233,239,971	$ 233,239,971	$ 233,239,971
Holdings Count | shares	58	58	58
Advisory Fees Paid, Amount	$ 1,522,726
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$233,239,971
Number of Holdings	58
Total Advisory Fee	$1,522,726
Portfolio Turnover	19%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 25.1 Specialty Retail 23.8 Automobiles 19.1 Hotels, Restaurants & Leisure 17.0 Household Durables 5.5 Textiles, Apparel & Luxury Goods 5.2 Automobile Components 2.4 Consumer Staples Distribution & Retail 1.4 Construction Materials 0.5 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 95.9 Canada 2.2 Brazil 0.9 United Kingdom 0.5 France 0.3 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 Canada - 2.2 Brazil - 0.9 United Kingdom - 0.5 France - 0.3 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 23.2 Tesla Inc 17.0 Home Depot Inc/The 4.1 Lowe's Cos Inc 4.1 TJX Cos Inc/The 3.2 McDonald's Corp 3.2 Hilton Worldwide Holdings Inc 2.6 Somnigroup International Inc 2.3 Booking Holdings Inc 2.3 General Motors Co 2.1 64.1
VIP Communication Services Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communication Services Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 80	0.68%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 Index for the fiscal year, led by movies & entertainment. Underweights in integrated telecommunication services and cable & satellite also boosted the fund's relative performance.
•The top individual relative contributor was our underweight stake in T-Mobile US (-14%). This was an investment we established this period. The company was one of our biggest holdings at period end. The second-largest relative contributor was an underweight in Comcast (-17%). The stock was not held at period end. Our lighter-than-index stake in AT&T (+8%) also contributed. The stock was among our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was an overweight in movies & entertainment. Also hurting our result were stock picks in broadline retail and integrated telecommunication services.
•The largest individual relative detractor was our non-index stake in Amazon.com (+6%). The company was one of the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-4%). This was an investment we established this period. The company was one of our largest holdings at period end. Another notable relative detractor was our underweight stake in Alphabet (+66%). The stock was the fund's biggest holding at period end.
•Notable changes in positioning include increased exposure to the technology hardware, storage & peripherals industry and a lower allocation to movies & entertainment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $12,269 $12,501 $11,827 $15,725 $21,291 $24,612 $15,218 $23,929 $32,039 $43,025 MSCI U.S. IMI Communication Services 25-50 Index $10,000 $12,245 $11,546 $10,956 $14,018 $18,085 $20,592 $12,615 $18,217 $24,238 $30,585 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 34.29% 15.11% 15.71% MSCI U.S. IMI Communication Services 25-50 Index 26.18% 11.08% 11.83% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 414,848,896	$ 414,848,896	$ 414,848,896
Holdings Count | shares	46	46	46
Advisory Fees Paid, Amount	$ 2,007,598
Investment Company Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$414,848,896
Number of Holdings	46
Total Advisory Fee	$2,007,598
Portfolio Turnover	140%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 53.4 Entertainment 18.5 Diversified Telecommunication Services 6.4 Technology Hardware, Storage & Peripherals 4.9 Media 4.0 Semiconductors & Semiconductor Equipment 3.8 Wireless Telecommunication Services 3.4 Broadline Retail 3.1 Specialty Retail 0.6 Others 0.2 Common Stocks 98.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 95.7 Korea (South) 1.8 Taiwan 1.7 China 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.7 Korea (South) - 1.8 Taiwan - 1.7 China - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 25.0 Meta Platforms Inc Class A 24.6 AT&T Inc 4.7 T-Mobile US Inc 3.4 Amazon.com Inc 3.1 Warner Bros Discovery Inc 3.0 Take-Two Interactive Software Inc 3.0 Walt Disney Co/The 2.8 Apple Inc 2.5 ROBLOX Corp Class A 1.8 73.9
VIP Communication Services Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communication Services Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 71	0.60%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 Index for the fiscal year, led by movies & entertainment. Underweights in integrated telecommunication services and cable & satellite also boosted the fund's relative performance.
•The top individual relative contributor was our underweight stake in T-Mobile US (-14%). This was an investment we established this period. The company was one of our biggest holdings at period end. The second-largest relative contributor was an underweight in Comcast (-17%). The stock was not held at period end. Our lighter-than-index stake in AT&T (+8%) also contributed. The stock was among our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was an overweight in movies & entertainment. Also hurting our result were stock picks in broadline retail and integrated telecommunication services.
•The largest individual relative detractor was our non-index stake in Amazon.com (+6%). The company was one of the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-4%). This was an investment we established this period. The company was one of our largest holdings at period end. Another notable relative detractor was our underweight stake in Alphabet (+66%). The stock was the fund's biggest holding at period end.
•Notable changes in positioning include increased exposure to the technology hardware, storage & peripherals industry and a lower allocation to movies & entertainment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $12,281 $12,532 $11,861 $15,772 $21,387 $24,734 $15,301 $24,083 $32,281 $43,381 MSCI U.S. IMI Communication Services 25-50 Index $10,000 $12,245 $11,546 $10,956 $14,018 $18,085 $20,592 $12,615 $18,217 $24,238 $30,585 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 34.39% 15.19% 15.81% MSCI U.S. IMI Communication Services 25-50 Index 26.18% 11.08% 11.83% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 414,848,896	$ 414,848,896	$ 414,848,896
Holdings Count | shares	46	46	46
Advisory Fees Paid, Amount	$ 2,007,598
Investment Company Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$414,848,896
Number of Holdings	46
Total Advisory Fee	$2,007,598
Portfolio Turnover	140%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 53.4 Entertainment 18.5 Diversified Telecommunication Services 6.4 Technology Hardware, Storage & Peripherals 4.9 Media 4.0 Semiconductors & Semiconductor Equipment 3.8 Wireless Telecommunication Services 3.4 Broadline Retail 3.1 Specialty Retail 0.6 Others 0.2 Common Stocks 98.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 95.7 Korea (South) 1.8 Taiwan 1.7 China 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.7 Korea (South) - 1.8 Taiwan - 1.7 China - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 25.0 Meta Platforms Inc Class A 24.6 AT&T Inc 4.7 T-Mobile US Inc 3.4 Amazon.com Inc 3.1 Warner Bros Discovery Inc 3.0 Take-Two Interactive Software Inc 3.0 Walt Disney Co/The 2.8 Apple Inc 2.5 ROBLOX Corp Class A 1.8 73.9
VIP Communication Services Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communications Services Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Communication Services Portfolio for the period April 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 71	0.85%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 Index for the fiscal year, led by movies & entertainment. Underweights in integrated telecommunication services and cable & satellite also boosted the fund's relative performance.
•The top individual relative contributor was our underweight stake in T-Mobile US (-14%). This was an investment we established this period. The company was one of our biggest holdings at period end. The second-largest relative contributor was an underweight in Comcast (-17%). The stock was not held at period end. Our lighter-than-index stake in AT&T (+8%) also contributed. The stock was among our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was an overweight in movies & entertainment. Also hurting our result were stock picks in broadline retail and integrated telecommunication services.
•The largest individual relative detractor was our non-index stake in Amazon.com (+6%). The company was one of the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-4%). This was an investment we established this period. The company was one of our largest holdings at period end. Another notable relative detractor was our underweight stake in Alphabet (+66%). The stock was the fund's biggest holding at period end.
•Notable changes in positioning include increased exposure to the technology hardware, storage & peripherals industry and a lower allocation to movies & entertainment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 25, 2025 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 MSCI U.S. IMI Communication Services 25-50 Index $10,000 S&P 500® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 414,848,896	$ 414,848,896	$ 414,848,896
Holdings Count | shares	46	46	46
Advisory Fees Paid, Amount	$ 2,007,598
Investment Company Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$414,848,896
Number of Holdings	46
Total Advisory Fee	$2,007,598
Portfolio Turnover	140%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 53.4 Entertainment 18.5 Diversified Telecommunication Services 6.4 Technology Hardware, Storage & Peripherals 4.9 Media 4.0 Semiconductors & Semiconductor Equipment 3.8 Wireless Telecommunication Services 3.4 Broadline Retail 3.1 Specialty Retail 0.6 Others 0.2 Common Stocks 98.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 95.7 Korea (South) 1.8 Taiwan 1.7 China 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.7 Korea (South) - 1.8 Taiwan - 1.7 China - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 25.0 Meta Platforms Inc Class A 24.6 AT&T Inc 4.7 T-Mobile US Inc 3.4 Amazon.com Inc 3.1 Warner Bros Discovery Inc 3.0 Take-Two Interactive Software Inc 3.0 Walt Disney Co/The 2.8 Apple Inc 2.5 ROBLOX Corp Class A 1.8 73.9
VIP Industrials Portfolio Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Industrials Portfolio for the period April 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 66	0.85%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. An underweight in human resource & employment services also boosted relative performance. Also bolstering our relative result were picks and an overweight in aerospace & defense.
•The top individual relative contributor was an overweight in GE Vernova (+99%). The stock was among the fund's largest holdings. A second notable relative contributor was an overweight in Howmet Aerospace (+85%). The company was among the fund's biggest holdings. An overweight in GE Aerospace (+85%) also helped. The stock was the fund's biggest holding.
•In contrast, the biggest detractor from performance versus the sector index was stock picking in electrical components & equipment. Stock selection in trading companies & distributors also hampered the fund's result. Also detracting from our result was an overweight in cargo ground transportation.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-13%). The company was one of our biggest holdings. The second-largest relative detractor was an underweight in RTX (+61%). This was a position we established this period. Another notable relative detractor was an underweight in Caterpillar (+60%).
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment industry and a lower allocation to electrical components & equipment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 25, 2025 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 MSCI U.S. IMI Industrials 25-50 Index $10,000 S&P 500® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 327,251,153	$ 327,251,153	$ 327,251,153
Holdings Count | shares	47	47	47
Advisory Fees Paid, Amount	$ 1,863,015
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$327,251,153
Number of Holdings	47
Total Advisory Fee	$1,863,015
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 29.9 Machinery 25.4 Electrical Equipment 12.1 Building Products 8.1 Ground Transportation 6.2 Trading Companies & Distributors 4.5 Commercial Services & Supplies 3.9 Construction & Engineering 3.7 Professional Services 2.4 Others 3.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.6 Boeing Co 6.2 GE Vernova Inc 5.9 Howmet Aerospace Inc 5.1 Trane Technologies PLC 4.9 Parker-Hannifin Corp 4.7 Cummins Inc 4.7 Eaton Corp PLC 3.3 Ingersoll Rand Inc 3.2 ITT Inc 2.9 49.5
VIP Materials Portfolio Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Materials Portfolio for the period April 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 66	0.91%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.91%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially within diversified metals & mining. Picks in gold also hampered the fund's result. Also hurting our result was an overweight in fertilizers & agricultural chemicals.
•The largest individual relative detractor was an underweight in Newmont (+173%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Mosaic (+2%). This was an investment we established this period. The company was among our biggest holdings. Another notable relative detractor was an underweight in Freeport-McMoRan (+35%).
•In contrast, the largest contributor to performance versus the sector index was an overweight in diversified metals & mining. Security selection and an overweight in copper also boosted the fund's relative performance. Also contributing to our result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 107% and was the top individual relative contributor. The company was one of our largest holdings. A second notable relative contributor was our stake in Wheaton Precious Metals (+111%). This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+120%). All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the gold and fertilizers & agricultural chemicals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 25, 2025 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 MSCI U.S. IMI Materials 25-50 Index $10,000 S&P 500® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 65,966,363	$ 65,966,363	$ 65,966,363
Holdings Count | shares	49	49	49
Advisory Fees Paid, Amount	$ 403,243
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$65,966,363
Number of Holdings	49
Total Advisory Fee	$403,243
Portfolio Turnover	64%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 49.7 Metals & Mining 30.7 Construction Materials 11.8 Containers & Packaging 6.0 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 89.0 Canada 5.2 Zambia 4.2 Brazil 1.2 Chile 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 5.2 Zambia - 4.2 Brazil - 1.2 Chile - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 15.0 Ecolab Inc 7.8 Newmont Corp 6.0 CRH PLC 5.4 First Quantum Minerals Ltd 4.2 Corteva Inc 4.1 Mosaic Co/The 3.8 Nucor Corp 3.7 Air Products and Chemicals Inc 3.5 Martin Marietta Materials Inc 3.1 56.6
VIP Utilities Portfolio Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Utilities Portfolio for the period April 25, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 62	0.85%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially within electric utilities. Picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were picks in environmental & facilities services. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in PG&E (-19%). A second notable relative detractor was untimely positioning in NRG Energy; out holdings gained 23% whereas the stock advanced 79% in the index. NRG was among the fund's largest holdings at period end. Our stake in AES (+1%) also detracted. This period we decreased our stake in AES.
•In contrast, the primary contributor to performance versus the sector index was security selection in heavy electrical equipment. Stock picks in coal & consumable fuels also boosted the fund's relative performance. Also helping our relative result were stock selection and an underweight in multi-utilities.
•The top individual relative contributor was our non-index stake in GE Vernova (+90%). We trimmed the position this period. An out-of-index stake in Cameco gained 85% and was the fund's second-largest relative contributor. This was an investment we established this period. Another notable relative contributor was our non-index stake in First Solar (+32%). This period we increased our position in First Solar.
•Notable changes in positioning include a lower allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 25, 2025 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 MSCI U.S. IMI Utilities 25-50 Index $10,000 S&P 500® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 335,273,543	$ 335,273,543	$ 335,273,543
Holdings Count | shares	36	36	36
Advisory Fees Paid, Amount	$ 2,090,088
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$335,273,543
Number of Holdings	36
Total Advisory Fee	$2,090,088
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.6 Multi-Utilities 16.7 Independent Power and Renewable Electricity Producers 7.0 Electrical Equipment 3.1 Construction & Engineering 2.4 Semiconductors & Semiconductor Equipment 1.5 Gas Utilities 1.0 Machinery 0.5 Oil, Gas & Consumable Fuels 0.5 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 98.7 Canada 0.8 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.7 Canada - 0.8 Germany - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 13.0 Constellation Energy Corp 9.6 Duke Energy Corp 7.0 Sempra 6.8 Vistra Corp 5.0 NRG Energy Inc 4.9 Exelon Corp 4.8 Entergy Corp 4.7 Xcel Energy Inc 4.2 Ameren Corp 3.7 63.7